Goodwill (Details) - Schedule of Carrying Amount of Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of carrying amount of goodwill [Abstract]
Opening balance	$ 932,854	$ 872,424
Acquisition of subsidiaries	52,651	49,416
Classifications	(1,502)	1,585
Foreign currency translation adjustments	(57,842)	9,429
Closing balance	$ 926,161	$ 932,854